Pension and Other Retirement Plans - Multiemployer Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Multiemployer Plans [Line Items]
Company Contributions	$ 3,130	$ 6,049	$ 6,359
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Employer's Contributions	93.00%
Multiemployer Pension Plans | Other Plans | Tribune Publishing Company
Multiemployer Plans [Line Items]
Company Contributions		$ 3,000	$ 4,000